Income Taxes - Deferred Tax Valuation Allowance Activities (Details) - Sarcos Corp and Subsidiaries - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Valuation And Qualifying Accounts Disclosure [Line Items]
Valuation allowance increase, Amount	$ 5,286	$ 3,483
SEC Schedule, 12-09, Valuation Allowance, Deferred Tax Asset
Valuation And Qualifying Accounts Disclosure [Line Items]
Valuation allowance at beginning of year	9,865	6,382
Valuation allowance increase, Amount	5,286	3,483
Valuation allowance at end of year	$ 15,151	$ 9,865